Employee Benefits - Summary of Defined Benefit Plans Amount Recognized in Group's Financial Statements - Change in Benefit Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Gratuity
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Remeasurements - Actuarial losses / (gains)	$ 12	$ 4	$ (9)
Funded status surplus/(deficit)	25	(4)
Defined benefit plan asset	33	2
Net defined benefit asset/ (liability)(Refer note 2.5)	(8)	(6)
Gratuity | Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	253	216
Transfer	1	4
Service cost	40	37
Interest expense/income	17	15
Remeasurements - Actuarial losses / (gains)	12	4
Ending balance	294	253	216
Benefits paid	(22)	(19)
Translation differences	(7)	(4)
Irrecoverable surplus - effect of asset ceiling	294	253	216
Gratuity | Plan Assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	(249)	(214)
Interest expense/income	(18)	(15)
Ending balance	(319)	(249)	(214)
Remeasurements - Returns on plan assets excluding amounts included in interest income	2	2
Employer contribution	77	40
Benefits paid	21	18
Translation differences	6	4
Irrecoverable surplus - effect of asset ceiling	(319)	(249)	(214)
Pension
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Remeasurements - Actuarial losses / (gains)	8	3	(17)
Funded status surplus/(deficit)	(5)	(3)
Defined benefit plan asset	2	2
Net defined benefit asset/ (liability)(Refer note 2.5)	(7)	(5)
Pension | Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	122	112
Service cost	6	6
Interest expense/income	2	2
Remeasurements - Actuarial losses / (gains)	8	3
Past service cost - plan amendments		(4)
Employee contribution	4	4
Ending balance	138	122	112
Benefits paid	(7)	(1)
Translation differences	3
Irrecoverable surplus - effect of asset ceiling	138	122	112
Pension | Plan Assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	(119)	(106)
Interest expense/income	(2)	(2)
Employee contribution	(4)	(4)
Ending balance	(133)	(119)	(106)
Remeasurements - Returns on plan assets excluding amounts included in interest income	7	2
Employer contribution	5	6
Benefits paid	7	1
Translation differences	(3)
Irrecoverable surplus - effect of asset ceiling	(133)	(119)	(106)
Provident Fund
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Remeasurements - Actuarial losses / (gains)	26	12	(10)
Funded status surplus/(deficit)	7	(8)
Net defined benefit asset/ (liability)(Refer note 2.5)		(8)
Provident Fund | Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	1,424	1,281
Service cost	113	106
Interest expense/income	102	92
Remeasurements - Actuarial losses / (gains)	(26)	(12)
Employee contribution	199	200
Ending balance	1,622	1,424	1,281
Benefits paid	(204)	(246)
Translation differences	(38)	(21)
Irrecoverable surplus - effect of asset ceiling	1,622	1,424	1,281
Provident Fund | Plan Assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	(1,416)	(1,239)
Interest expense/income	(101)	(89)
Employee contribution	(199)	(200)
Ending balance	(1,629)	(1,416)	(1,239)
Remeasurements - Returns on plan assets excluding amounts included in interest income	29	28
Employer contribution	125	126
Benefits paid	204	246
Translation differences	37	20
Irrecoverable surplus - effect of asset ceiling	(1,629)	$ (1,416)	$ (1,239)
Provident Fund | Effect of Asset Ceiling
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Ending balance	(7)
Irrecoverable surplus - effect of asset ceiling	$ (7)